Series B Redeemable Preferred Stock (Temporary Equity)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Series B Redeemable Preferred Stock (Temporary Equity)

Note 6 – Series B Redeemable Preferred Stock (Temporary Equity)

On October 21, 2025, the Company entered into a Series B Preferred Stock Purchase Agreement with Spartan Capital Securities, LLC (“Spartan”), pursuant to the terms and conditions of the Series B Preferred Stock Purchase Agreement, the Investors committed to purchase up to $7,000,000 or 8,236 shares (the “Commitment Amount”) of the Company’s Series B Convertible Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”) at a price per share of $850.00 (the “Series B Private Placement”), which represents a 15% original issuance discount. There were three Closings: (i) $3,000,000 for the purchase of the Series B Preferred Stock funded at the Initial Closing; (ii) $1,000,000 for the purchase of the Series B Preferred Stock funded on the date the Company files: (a) the Registration Statement on Form S-1 required by and pursuant to the Registration Rights Agreement, and (b) the Information Statement with the SEC; and (iii) $3,000,000 for the purchase of the Series B Preferred Stock funded within two (2) Business Days after: (a) such Registration Statement is declared effective by the SEC, and (b) the Information Statement has become effective under Rule 14c-2. The Company received net proceeds of $6,320,000 on December 19, 2025. The proceeds were net of closing costs of $680,000 which was recorded as a discount and will be amortized over the earliest date of the redemption period. On December 5, 2025, the Company filed the Amended and Restated Certificate of Designations, Preferences, and Rights of the Series B Convertible Preferred Stock that had the effect of altering the conversion price and floor price calculations of the Series B Preferred Stock in the event that the Company approves a subdivision, reverse stock split, or similar transaction. The amendment to Series B Designation also provided for voluntary redemption rights at the option of the holder of Series B Preferred Stock and upon the occurrence of events outside the Company’s control. On or after January 19, 2026, and for a period of two years thereafter, each holder of Series B Preferred Stock shall have the right, but not the obligation, to require the Company to redeem all or a portion of the outstanding Series B shares held by them during specified periods within the redemption window. The initial redemption period will last ninety days, beginning on January 19, 2026. Subsequent redemption periods will each last thirty days and commence on the following dates: (i) July 1, 2026; (ii) October 1, 2026; (iii) December 1, 2026; (iv) July 1, 2027; (v) October 1, 2027; and (vi) December 1, 2027.

The holders of the Series B Preferred Stock may, at any time and from time to time, require the Company to convert their Series B Preferred Stock shares into Common Stock. The conversion price shall be equal to 85% of the lowest daily volume-weighted average price (VWAP) of the Company’s Common Stock during the ten trading days immediately preceding the applicable conversion date or other determination date, subject to the adjustments set forth herein. In no event, however, shall the conversion price be less than the floor price of $7.84. The Company classifies the Series B Preferred Stock outside of permanent equity (as temporary equity within the mezzanine section between liabilities and equity on the consolidated balance sheets) since the redemption of such shares is not solely within the Company’s control. During the year ended December 31, 2025, 973 shares of Series B Preferred Stock were converted into 93,926 shares of Common Stock, and there was an accretion of the discount of $453,334 which has been reflected as an addition to the net loss allocated to Common Stockholders. At December 31, 2025, 7,263 shares of the Series B Preferred Stock remain outstanding and the Series B Preferred Stock has been recorded at its redemption value of $5,946,284. See Note 13 for subsequent redemption demand.

As of December 31, 2025, Series B Preferred Stock shares reflected on the balance sheet is reconciled on the following table:

Series B Preferred Stock
Gross proceeds	$7,000,000
Less:
Preferred stock issuance costs	(680,000)
Value converted into Common Stock	(827,050)
Plus:
Accretion of carrying value to redemption value	453,334
Preferred stock subject to possible redemption	$5,946,284